SHAREHOLDERS' EQUITY (Details) - Common Stock [Member] - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, outstanding at beginning of year (in shares)		851,600	460,000	588,700
Number of options, granted (in shares)	[1]	116,800	666,000	96,000
Number of options, exercised (in shares)		(92,000)	(225,000)	(104,000)
Number of options, forfeited (in shares)		(166,000)	(49,000)	(36,000)
Number of options, expired (in shares)		0	0	(85,200)
Number of options, outstanding at end of year (in shares)		710,300	851,600	460,000
Number of options, exercisable at end of year (in shares)		51,000	43,600	193,000
Weighted average exercise price, options outstanding at beginning of year		$ 2.63	$ 1.93	$ 1.87
Weighted average exercise price, options granted	[1]	1.66	2.81	2.16
Weighted average exercise price, options exercised		1.85	1.88	0.7
Weighted average exercise price, options forfeited		2.88	2.03	1.94
Weighted average exercise price, options expired		0	0	3.24
Weighted average exercise price, options options outstanding at end of year		2.51	2.63	1.93
Weighted average exercise price, options exercisable at end of year		1.98	2	1.95
Weighted average grant date fair value of options granted during the year	[2]	$ 0.94	$ 0.51	$ 0.41

[1]	In the years ended December 31, 2015 and 2014 the options were granted with an exercise price equal to the average closing price per share of the Company’s ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to par value of NIS 0.01.
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions: